SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.5%

Commercial Services - 5.0%
ASGN, Inc. *	17,500	1,833,300
Booz Allen Hamilton Holding Corp.	13,150	1,951,986
Colliers International Group, Inc.	11,050	1,350,641
FTI Consulting, Inc. *	3,075	646,642

		5,782,569

Consumer Durables - 1.8%
Century Communities, Inc.	8,850	854,025
Take-Two Interactive Software, Inc. *	4,075	605,097
YETI Holdings, Inc. *	15,850	611,017

		2,070,139

Consumer Non-Durables - 1.0%
Crocs, Inc. *	8,125	1,168,375

Consumer Services - 1.9%
Nexstar Media Group, Inc.	8,475	1,460,158
Vail Resorts, Inc.	3,550	791,046

		2,251,204

Electronic Technology - 10.3%
Arista Networks, Inc. *	12,225	3,545,005
Ciena Corp. *	14,150	699,717
Coherent Corp. *	20,075	1,216,947
Entegris, Inc.	5,249	737,694
MKS Instruments, Inc.	13,400	1,782,200
Monolithic Power Systems, Inc.	5,025	3,404,036
Stratasys, Ltd. *	46,175	536,554

		11,922,153

Energy Minerals - 4.6%
Northern Oil & Gas, Inc.	65,575	2,602,016
Oasis Petroleum, Inc.	15,100	2,691,424

		5,293,440

Finance - 6.1%
Air Lease Corp.	33,325	1,714,238
Artisan Partners Asset Management, Inc.	25,750	1,178,578
Axis Capital Holdings, Ltd.	26,600	1,729,532
H&E Equipment Services, Inc.	23,750	1,524,275
Stifel Financial Corp.	11,800	922,406

		7,069,029

Health Services - 4.8%
Addus HomeCare Corp. *	18,550	1,916,957
Encompass Health Corp.	19,675	1,624,761
Tenet Healthcare Corp. *	19,050	2,002,346

		5,544,064

Health Technology - 10.0%
Align Technology, Inc. *	2,150	705,028
AtriCure, Inc. *	29,825	907,276
Bio-Techne Corp.	14,800	1,041,772
Establishment Labs Holdings, Inc. *	4,525	230,323
Exact Sciences Corp. *	12,425	858,070
Inspire Medical Systems, Inc. *	2,275	488,647
Insulet Corp. *	3,525	604,185
Intellia Therapeutics, Inc. *	20,750	570,833
Lantheus Holdings, Inc. *	28,075	1,747,388
Sarepta Therapeutics, Inc. *	9,450	1,223,397

Name of Issuer	Quantity	Fair Value ($)

Seres Therapeutics, Inc. *	206,150	159,581
STERIS, PLC	6,675	1,500,673
Supernus Pharmaceuticals, Inc. *	22,125	754,684
Vericel Corp. *	16,600	863,532

		11,655,389

Industrial Services - 9.7%
EMCOR Group, Inc.	8,600	3,011,720
KBR, Inc.	38,450	2,447,727
MYR Group, Inc. *	8,675	1,533,306
TechnipFMC, PLC	73,550	1,846,841
Waste Connections, Inc.	14,025	2,412,440

		11,252,034

Non-Energy Minerals - 5.7%
AZEK Co., Inc. *	24,200	1,215,324
Eagle Materials, Inc.	10,300	2,799,025
MP Materials Corp. *	33,350	476,905
Trex Co., Inc. *	20,825	2,077,294

		6,568,548

Process Industries - 3.1%
Avient Corp.	13,200	572,880
Cabot Corp.	7,700	709,940
Olin Corp.	40,475	2,379,930

		3,662,750

Producer Manufacturing - 12.6%
AeroVironment, Inc. *	8,900	1,364,192
AZZ, Inc.	22,575	1,745,273
Belden, Inc.	13,600	1,259,496
Carlisle Cos., Inc.	2,200	862,070
Crane Co.	16,050	2,168,837
Crane NXT Co.	19,075	1,180,742
Donaldson Co., Inc.	13,575	1,013,781
Hubbell, Inc.	4,375	1,815,844
Lincoln Electric Holdings, Inc.	5,400	1,379,376
Regal Rexnord Corp.	6,755	1,216,575
Zurn Water Solutions Corp.	19,325	646,808

		14,652,994

Retail Trade - 3.7%
Boot Barn Holdings, Inc. *	13,800	1,313,070
Casey's General Stores, Inc.	4,300	1,369,335
Ulta Beauty, Inc. *	3,050	1,594,784

		4,277,189

Technology Services - 12.0%
Altair Engineering, Inc. *	25,933	2,234,128
ANSYS, Inc. *	2,950	1,024,122
Aspen Technology, Inc. *	5,281	1,126,332
Euronet Worldwide, Inc. *	5,050	555,146
Globant SA *	11,350	2,291,565
HubSpot, Inc. *	3,175	1,989,328
nCino, Inc. *	15,975	597,146
Paycom Software, Inc.	6,225	1,238,837
PTC, Inc. *	15,375	2,904,953

		13,961,557

Transportation - 4.8%
Alaska Air Group, Inc. *	17,675	759,848
Golar LNG, Ltd.	48,350	1,163,301

MARCH 31, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Knight-Swift Transportation Holdings, Inc.	18,725	1,030,249
TFI International, Inc.	16,525	2,635,077

		5,588,475

Utilities - 0.4%
Chesapeake Utilities Corp.	4,925	528,453

Total Common Stocks (cost: $58,620,380)		113,248,362

Short-Term Securities - 2.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $3,327,706)	3,327,706	3,327,706

Total Investments in Securities - 100.4% (cost $61,948,086)		116,576,068

Other Assets and Liabilities, net - (0.4)%		(516,122)

Net Assets - 100.0%		$116,059,946

* Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2024 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	113,248,362	—	—	113,248,362
Short-Term Securities	3,327,706	—	—	3,327,706
Total:	116,576,068	—	—	116,576,068

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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